Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income [Abstract]
NET INCOME	$ 8,198	$ 6,711	$ 5,908
Other comprehensive income (loss):
Unrealized gain on pension liability	(17)	490
Unrealized gain on pension liability: Tax Effect	6	(172)
Unrealized holding gains (losses)	3,224	(7,180)	656
Unrealized holding gains (losses): Tax effect	(1,097)	2,440	(217)
Reclassification of gains from sale of securities	(348)	(284)	(626)
Reclassification of gains from sale of securities: Tax effect	118	99	213
Net of tax amount	1,886	(4,607)	26
COMPREHENSIVE INCOME	$ 10,084	$ 2,104	$ 5,934